Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
 Supplemental Cash Flow Information

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Cash paid, net during the period for:
Interest, net of capitalized interest	$64,332	$68,672	$76,993
Income taxes	10,220	7,152	22,092

During 2012, the Company capitalized interest of $3.6 million. The Company did not capitalize interest in 2011 and 2010.
Non-Cash Investing activities in 2011 include the value of the Company's common stock issued in connection with the Seahawk Transaction of $125.3 million (See Note 5).